Mezzanine Equity and Equity (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	9 Months Ended
	Sep. 05, 2023	Sep. 16, 2022	Sep. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	May 25, 2021
Mezzanine Equity and Equity (Details) [Line Items]
Common stock, outstanding					122,505,500	122,500,000
Earn-out units issued			10,000,000
Sale of stock, consideration received on transaction (in Dollars)	$ 20.0
Sale of stock, transaction costs (in Dollars)	$ 1.4		$ 1.4
Stakeholder, percent	5.00%
Stock held registration statement, description			Stock held of record as of August 30, 2023 or acquired of record thereafter from August 30, 2023 until (i) with respect to 50% of such securities, 30 days after the date that the registration statement relating to the securities that were issued and sold in the Private Placement (the “Resale Registration Statement”) has been declared effective by the SEC and (ii) with respect to the remaining 50% of such securities, until 60 days after the effective date of the Resale Registration Statement, subject, in each case, to limited exceptions. The lock-up parties other than Mr. Blitzer agreed not to transfer shares of Class A Common Stock or any securities convertible, exchangeable or exercisable into shares of Class A Common Stock beneficially owned as of August 30, 2023 or with respect to which beneficial ownership is acquired thereafter from August 30, 2023 until 60 days after the effective date of the Resale Registration Statement, subject, in each case, to limited exceptions. The Resale Registration Statement was declared effective on September 29, 2023.
Preferred stock dividend rate		10.00%
Preferred stock conversion price, per share (in Dollars per share)			$ 5.1
Intuitive Machines, LLC [Member]
Mezzanine Equity and Equity (Details) [Line Items]
Subsidiary, Ownership Percentage, Noncontrolling Owner			77.20%
Intuitive Machines LLC Prior Investors [Member] | Intuitive Machines, LLC [Member]
Mezzanine Equity and Equity (Details) [Line Items]
Subsidiary, Ownership Percentage, Noncontrolling Owner				77.20%
Series A Warrants [Member]
Mezzanine Equity and Equity (Details) [Line Items]
Warrant, exercise price (in Dollars per share)	$ 4.75
Series A Warrants [Member] | Warrant [Member]
Mezzanine Equity and Equity (Details) [Line Items]
Sale of stock, number of shares issued in transaction	4,705,883
Class A Common Stock [Member]
Mezzanine Equity and Equity (Details) [Line Items]
Common stock, outstanding			20,987,988
Common stock, issued		100,000	5,493,182				100,000
Stock issued conversion of SAFE agreement			2,066,667
Sale of stock, number of shares issued in transaction	4,705,883
Number of votes for each share			one
Class A Common Stock [Member] | Warrant [Member]
Mezzanine Equity and Equity (Details) [Line Items]
Sale of stock, number of shares issued in transaction	4,705,883
Class A Common Stock [Member] | Sponsor [Member]
Mezzanine Equity and Equity (Details) [Line Items]
Common stock, outstanding			8,243,750
Class A Common Stock [Member] | Series A Warrants [Member]
Mezzanine Equity and Equity (Details) [Line Items]
Warrant, exercise price (in Dollars per share)	$ 4.75
Class B Common Stock [Member]
Mezzanine Equity and Equity (Details) [Line Items]
Common stock, outstanding			0
Common stock, issued			10,566
Number of votes for each share			one
Class C Common Stock [Member]
Mezzanine Equity and Equity (Details) [Line Items]
Common stock, outstanding			70,909,012
Common stock, issued			68,140,188
Number of votes for each share			three
Series A Preferred Stock [Member]
Mezzanine Equity and Equity (Details) [Line Items]
Preferred stock dividend rate			10.00%
Preferred stock conversion price, per share (in Dollars per share)			$ 12
Series A Preferred Stock [Member] | Intuitive Machines, LLC [Member]
Mezzanine Equity and Equity (Details) [Line Items]
Preferred stock issued			26,000